Other Expense, Income and Non-Operating Other Income, net (Tables)	12 Months Ended
Dec. 31, 2015
Other Income And Expenses [Abstract]
Schedule of Other Expense, Income and Non-Operating Other Income, Net

	2015	2014	2013
	(In Thousands)
Other expense:
Realized and unrealized losses on contractual obligations associated with carbon credits	2,759	2,799	1,233
Losses on sales and disposals of property and equipment	11	1,327	728
Dismantle and demolition expense (1)	—	559	2,578
Miscellaneous penalties	130	10	818
Miscellaneous expense	493	14	257
Total other expense	$3,393	$4,709	$5,614
Other income:
Realized and unrealized gains on carbon credits	$3,663	$3,089	$1,233
Settlements of litigation and potential litigation (2)	311	—	545
Miscellaneous income	1,206	576	312
Total other income	$5,180	$3,665	$2,090
Other expense (income), net	$(1,787)	$1,044	$3,524

Non-operating other expense (income), net:
Interest income	$(391)	$(301)	$(42)
Miscellaneous income	—	—	(1)
Loss on embedded derivative and other expense	520	20	66
Total non-operating other expense (income), net	$129	$(281)	$23

(1)	Amounts relate to the dismantling and demolition of certain plant and equipment at our facilities.
(2)	Amount relates primarily to settlements reached with certain of our vendors.